Current assets - cash and cash equivalents	12 Months Ended
Jun. 30, 2020
Text block [abstract]
Current assets - cash and cash equivalents	Note 8. Current assets - cash and cash equivalents

	2020	2019
	A$’000	A$’000

Cash at bank and on hand	1,264	834
Short-term deposits	7,500	4,600

	8,764	5,434